Shareholder Report, Holdings (Details)_23	Jun. 30, 2024
Initial Class | MasTec, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Initial Class | Jones Lang LaSalle, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Initial Class | First Citizens BancShares, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Initial Class | ArcBest Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Initial Class | ADT, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Initial Class | Cameco Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Initial Class | Nexstar Media Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Initial Class | BorgWarner, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Initial Class | AutoNation, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Initial Class | Fluor Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Initial Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
Initial Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
Initial Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
Initial Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
Initial Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Initial Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Initial Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Initial Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Initial Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Initial Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Initial Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Service Class | MasTec, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Service Class | Jones Lang LaSalle, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Service Class | First Citizens BancShares, Inc. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Service Class | ArcBest Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Service Class | ADT, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Service Class | Cameco Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Service Class | Nexstar Media Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Service Class | BorgWarner, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Service Class | AutoNation, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Service Class | Fluor Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%
Service Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
Service Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Service Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Service Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Service Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Service Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Service Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Service Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%